Cover Page	6 Months Ended
Jun. 30, 2020
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Gores Metropoulos, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	209-3010
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001758057
Amendment Description	This proxy statement/consent solicitation statement/prospectus relates to an Agreement and Plan of Merger, dated as of August 24, 2020 (as it may be amended from time to time, the "Merger Agreement"), by and among Gores Metropoulos, Inc., a Delaware corporation ("we," "us," "our" or the "Company"), Dawn Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company ("First Merger Sub"), Dawn Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of the Company ("Second Merger Sub"), and Luminar Technologies, Inc., a Delaware corporation ("Luminar"), a copy of which is attached to this proxy statement/consent solicitation statement/prospectus as Annex A. Pursuant to the Merger Agreement and in connection therewith, among other things and subject to the terms and conditions contained therein: . at the closing of the Business Combination, First Merger Sub will merge with and into Luminar, with Luminar continuing as the Surviving Corporation (the "First Merger"); . immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will merge with and into Second Merger Sub, with Second Merger Sub continuing as the Surviving Entity (the "Second Merger" and, together with the First Merger and the other transactions contemplated by the Merger Agreement, the "Business Combination"); . prior to the consummation of the Business Combination (and subject to approval by our stockholders), we will adopt the proposed Second Amended and Restated Certificate of Incorporation (the "Second Amended and Restated Certificate of Incorporation"), which is attached to this proxy statement/consent solicitation statement/prospectus as Annex B, to provide for, among other things, the authorization of the Class B Stock to be issued in connection with the Business Combination; . in connection with the Business Combination, the Luminar Equityholders will receive, in exchange for their Luminar equity, approximately 188,167,552 shares of Class A common stock, par value $0.0001 per share ("Class A Stock"), and approximately 104,715,233 shares of Class B common stock, par value $0.0001 per share ("Class B Stock"), (deemed to have a value of $10.00 per share) or options/warrants thereof with an implied value (based on assumed value of $10.00 per share) equal to approximately $2,928,828,692, plus an aggregate amount of shares of Class A Stock equal to up to $30,000,000 depending on the amount of additional capital in excess of $170,000,000 that is raised by Luminar pursuant to the Series X Financing prior to the closing of the Business Combination, divided by $10.00 (the "Aggregate Company Stock Consideration"). Holders of shares of (a) Luminar's Class A common stock, par value $0.00001 per share ("Luminar Class A Stock"), each class of Luminar's Preferred Stock, par value of $0.00001 per share (the "Luminar Preferred Stock"), and Luminar's Founders Preferred Stock, par value $0.00001 per share (the "Luminar Founders Preferred Stock"), will be entitled to receive a number of shares of newly-issued Class A Stock equal to (i) the Aggregate Company Stock Consideration, divided by (ii) the sum of, without duplication, (A) the aggregate number of shares of capital stock of Luminar outstanding as of immediately prior to the effective time of the First Merger (including all restricted shares of Luminar Class A Stock granted pursuant to Luminar's 2015 Stock Plan (such restricted shares the "Luminar Restricted Stock" and such stock plan, the "Luminar Stock Plan")), whether vested or unvested, (B) the aggregate number of shares of Luminar Class A Stock issuable upon exercise of all options to purchase Luminar Class A Stock granted pursuant to the Luminar Stock Plan (the "Luminar Stock Options"), whether vested or unvested, that are outstanding as of immediately prior to the effective time of the First Merger and (C) the aggregate number of shares of Luminar Stock issuable upon exercise of all warrants exercisable for Luminar Stock (the "Luminar Warrants"), whether vested or unvested, that are outstanding as of immediately prior to the effective time of the First Merger (the "Company Stock Adjusted Fully Diluted Shares" and, such quotient, the "Per Share Company Stock Consideration"), for each such share of Luminar Class A Stock, Luminar Preferred Stock or Luminar Founders Preferred Stock, as applicable, and (b) Luminar's Class B common stock, par value $0.00001 per share ("Luminar Class B Stock" and, together with the Luminar Class A Stock, the Luminar Preferred Stock and the Luminar Founders Preferred Stock, the "Luminar Stock"), will be entitled to receive a number of shares of newly-issued Class B Stock equal to the Per Share Company Stock Consideration for each such share of Luminar Class B Stock. The foregoing consideration to be paid to the Luminar Stockholders may be further increased by amounts payable as earn-out shares of Class A Stock or Class B Stock, as applicable (the "Earn-Out Shares"), of up to 7.5% of the sum of (x) the total outstanding capital stock of the Company and (y) the total shares subject to outstanding Rollover Options and Assumed Warrants in each case, as of the closing of the Business Combination; . at the closing of the Business Combination, the Company, our Sponsor, Randall Bort, Michael Cramer, Joseph Gatto, Austin Russell, GVA Auto, LLC, a Delaware limited liability company ("GVA"), and G2VP I, LLC, a Delaware limited liability company, for itself and as nominee for G2VP Founders Fund I, LLC, a Delaware limited liability company ("G2VP" and, together with Mr. Russell and GVA, the "Luminar Holders" and, together with our Sponsor, Messrs. Bort, Cramer and Gatto, the "Registration Rights Holders") will enter into an amended and restated registration rights agreement (the "Registration Rights Agreement"), pursuant to which (a) any (i) outstanding shares of Class A Stock or any Private Placement Warrants, (ii) shares of Class A Stock issued or issuable upon the exercise of any other equity security of the Company (including shares of Class A Stock issued or issuable upon the conversion of the Class F Stock or the Class B Stock and upon exercise of the Private Placement Warrants), and (iii) shares of Class A Stock issued as Earn-Out Shares or issuable upon the conversion of any Earn-Out Shares, in each case, held by the Luminar Holders, and (b) any other equity security of the Company issued or issuable with respect to any such share of Class A Stock by way of a stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise, will be entitled to registration rights; and . our Initial Stockholders have agreed, and their permitted transferees will agree, to vote their Founder Shares, as well as any Public Shares purchased during or after the Company IPO, in favor of the Business Combination. In addition and in connection with the foregoing, we entered into an Amended and Restated Support Agreement with Mr. Austin Russell on October 13, 2020 (the "Support Agreement"), pursuant to which Mr. Russell agreed, on (or effective as of) the third business day following the mailing of the consent solicitation to the Luminar Stockholders, to execute and deliver a written consent with respect to the outstanding shares of Luminar Class A Stock and Luminar Founders Preferred Stock held by Mr. Russell, adopting the Merger Agreement and approving the Business Combination, unless the Merger Agreement is no longer recommended by the Luminar board of directors in accordance with the Merger Agreement, in which case, the number of shares with respect to which Mr. Russell is committed to execute such written consent will be reduced to 35% of the total number of outstanding shares of Luminar Stock (on an as-converted basis). The shares of Luminar Class A Stock and Luminar Founders Preferred Stock that are owned by Mr. Russell and subject to the Support Agreement represent approximately 39% of the outstanding voting power of Luminar Stock (on an as-converted basis). In addition, the Support Agreement prohibits Mr. Russell from engaging in activities that have the effect of soliciting a competing acquisition proposal. In connection with the foregoing, our Initial Stockholders have also agreed to waive their right to a conversion price adjustment with respect to any shares of our Class A Stock or Class F Stock they may hold in connection with the consummation of the Business Combination as set forth in the Amended and Restated Certificate of Incorporation of the Company, dated January 31, 2019 (the "Current Company Certificate"). In addition, and in connection with the foregoing and concurrently with the execution of the Merger Agreement, Luminar entered into that certain Series X Preferred Stock Purchase Agreement and other related agreements (collectively the "Series X Agreements") with certain investors (the "Series X Investors") that are "accredited investors" (as defined by Rule 501 of Regulation D). Pursuant to the Series X Agreements, the Series X Investors agreed to purchase approximately 1,250,000 shares of Luminar Series X Preferred Stock, par value $0.00001 per share (the "Series X Preferred Stock"), for a purchase price of $135.7860 per share, or an aggregate of approximately $170,000,000 (collectively, the "Series X Financing"). The initial closing of the Series X Financing occurred concurrently with the execution of the Merger Agreement (the "Initial Closing"). Pursuant to the Series X Agreements, Luminar has the right to sell up to approximately 221,000 additional shares of the Luminar Series X Preferred Stock until the close of business on October 31, 2020. The Luminar Series X Preferred Stock to be issued pursuant to the Series X Agreements was not registered under the Securities Act in reliance upon the exemption provided under Section 4(a)(2) of the Securities Act/Regulation D promulgated thereunder. This proxy statement/consent solicitation statement/prospectus serves as: . a proxy statement for the special meeting of the Company in lieu of the 2020 annual meeting of the Company being held on [.], 2020, (the "Special Meeting"), where Company stockholders will vote on, among other things, proposals to (i) approve the Merger Agreement and the transactions contemplated thereby, including the Business Combination, (ii) approve the issuance of the Class A Stock and Class B Stock in connection with the Business Combination and (iii) adopt the proposed Second Amended and Restated Certificate of Incorporation under the DGCL to be effective upon the consummation of the Business Combination; . a consent solicitation statement for Luminar, where Luminar will solicit the written consent of the Luminar Stockholders with respect to the adoption of the Merger Agreement; and . a prospectus for the Class A Stock that Luminar Stockholders will receive in the Business Combination. This proxy statement/consent solicitation statement/prospectus does not serve as a prospectus for the Class A Stock that our Initial Stockholders will receive in the Business Combination. The information contained in this document is subject to completion or amendment. A registration statement relating to these securities has been filed with the United States Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This document is not an offer to sell these securities and it is not soliciting an offer to buy these securities, nor shall there be any sale of these securities, in any jurisdiction in which such offer, solicitation or sale is not permitted or would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction. PRELIMINARY - SUBJECT TO COMPLETION, DATED OCTOBER 22, 2020